Post-employee benefit plans - Helathcare cost trend rates and sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 7
Impact on net post-employment benefit plans cost, decrease in assumption	(5)
Impact on post-employment benefit obligation, increase in assumption	133
Impact on post-employment benefit obligation, decrease in assumption	$ (115)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (70)
Impact on net post-employment benefit plans cost, decrease in assumption	62
Impact on post-employment benefit obligation, increase in assumption	(1,636)
Impact on post-employment benefit obligation, decrease in assumption	1,746
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	33
Impact on net post-employment benefit plans cost, decrease in assumption	(31)
Impact on post-employment benefit obligation, increase in assumption	834
Impact on post-employment benefit obligation, decrease in assumption	$ (808)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year